SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Common Stock Subject to Possible Redemption, Offering Costs and Income Taxes (Details) - USD ($)		3 Months Ended	7 Months Ended
	Sep. 09, 2020	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Transaction costs	$ 6,797,377	$ 6,797,377	$ 6,797,377
Unrecognized tax benefits		0	0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0